Stock Option and SAR Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2011 Year
Number of Shares
Outstanding June 30, 2010	16,152,493
Granted	1,399,068
Exercised	(4,245,373)
Canceled	(77,070)
Outstanding June 30, 2011	13,229,118
Exercisable June 30, 2011	9,109,413
Weighted-Average Exercise Price
Outstanding June 30, 2010	$ 49.55
Granted	$ 63.49
Exercised	$ 44.97
Canceled	$ 58.92
Outstanding June 30, 2011	$ 52.44
Exercisable June 30, 2011	$ 50.30
Weighted-Average Remaining Contractual Term
Outstanding June 30, 2011	5.5
Exercisable June 30, 2011	4.5
Aggregate Intrinsic Value
Outstanding June 30, 2011	$ 493.6
Exercisable June 30, 2011	$ 359.2